EARNINGS / LOSS PER SHARE (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Old Glory Holding Co [Member]
Anti dilutive shares	4,013,319	3,558,718	3,952,802	3,491,718